Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2023	31 December 2022	30 June 2023	30 June 2022

Argentinean peso	256.709065	177.131872	-	-
Brazilian real	4.819192	5.217705	5.117130	5.049046
Canadian dollar	1.326614	1.353834	1.357985	1.268356
Colombian peso	4 183.19	4 807.99	4 638.30	3 920.73
Chinese yuan	7.268793	6.898736	6.927067	6.458363
Euro	0.920302	0.937559	0.927659	0.913529
Mexican peso	17.072031	19.361452	18.297743	20.324130
Pound sterling	0.789876	0.831548	0.812848	0.768921
Peruvian nuevo sol	3.636005	3.820004	3.773824	3.800274
South Korean won	1 322.27	1 260.16	1 301.06	1 221.30
South African rand	18.938593	16.968472	18.099957	15.476459